Property, Plant, and Equipment (Details PPE) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 39,513	$ 38,912
Accumulated depreciation and amortization		(11,302)	(10,484)
Property, plant, and equipment - net		28,211	28,428
Depreciation and amortization expenses		1,389	1,407		$ 1,382
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 18,440	19,523	[1]
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[2]	5 years
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[2]	40 years
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 566	412
Nonregulated [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost			890
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 2,776	3,092	[1]
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[2]	2 years
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[2]	45 years
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 14,460	12,692
Regulated [Member] | Natural gas transmission facilities [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	[2]	1.20%
Regulated [Member] | Natural gas transmission facilities [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	[2]	6.97%
Regulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 1,637	1,603
Regulated [Member] | Acquisition Adjustment Of Regulated Facilities [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Plant Acquisition Adjustments for Intangible Utility Plants		$ 626	665
Period of straight-line amortization		40 years
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 1,634	$ 1,590
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[2]	5 years
Property, Plant, and Equipment, Depreciation Rate	[2]	1.35%
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[2]	45 years
Property, Plant, and Equipment, Depreciation Rate	[2]	33.33%

[1]	(2)The 2016 presentation has been changed to reflect $890 million of right-of-way assets previously presented in Natural gas gathering and processing facilities, now in Other.
[2]	(1)Estimated useful life and depreciation rates are presented as of December 31, 2017. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.